Statement of Changes in Equity Statement - USD ($) $ in Millions	Total	Total	Share capital and premium	Other capital reserves [1]	Retained earnings (Accumulated losses) [2]	Fair value through OCI	Actuarial gains (losses)	Foreign currency translation reserve [3]	Non- controlling interests
Equity beginning balance at Dec. 31, 2017	$ 2,704	$ 2,663	$ 7,134	$ 124	$ (3,349)	$ 33	$ (16)	$ (1,263)	$ 41
Profit (loss) for the year	150	133			133				17
Other comprehensive income (loss)	(141)	(141)				5	4	(150)
Total comprehensive income (loss) for the year, net of tax	9	(8)			133	5	4	(150)	17
Shares issued	37	37	37
Share-based payment for share awards net of exercised	(17)	(17)		(17)
Dividends paid (note 14)	(24)	(24)			(24)
Dividends of subsidiaries	(15)								(15)
Transfer of gain on disposal of equity investments	0	0			1	(1)
Translation	0	1		(11)	12				(1)
Equity ending balance at Dec. 31, 2018	2,694	2,652	7,171	96	(3,227)	37	(12)	(1,413)	42
Profit (loss) for the year	(7)	(12)			(12)				5
Other comprehensive income (loss)	14	14				8	2	4
Total comprehensive income (loss) for the year, net of tax	7	2			(12)	8	2	4	5
Shares issued	28	28	28
Share-based payment for share awards net of exercised	(10)	(10)		(10)
Dividends paid (note 14)	(27)	(27)			(27)
Dividends of subsidiaries	(16)								(16)
Transactions with non-controlling interests	0	(4)		(4)					4
Translation	0	(1)		1	(2)				1
Equity ending balance at Dec. 31, 2019	2,676	2,640	7,199	83	(3,268)	45	(10)	(1,409)	36
Profit (loss) for the year	971	953			953				18
Other comprehensive income (loss)	124	124				92	10	22
Total comprehensive income (loss) for the year, net of tax	1,095	1,077			953	92	10	22	18
Shares issued	15	15	15
Share-based payment for share awards net of exercised	(3)	(3)		(3)
Dividends paid (note 14)	(38)	(38)			(38)
Dividends of subsidiaries	(9)								(9)
Recognition of joint operation	4	4			4
Transfer of gain on disposal of equity investments	0	0			6	(6)
Translation	0	0		(3)	2		1
Equity ending balance at Dec. 31, 2020	$ 3,740	$ 3,695	$ 7,214	$ 77	$ (2,341)	$ 131	$ 1	$ (1,387)	$ 45

[1]	Other capital reserves include a surplus on disposal of Company shares held by companies prior to the formation of AngloGold Ashanti Limited of $10m (2019: $10m; 2018: $10m), surplus on equity transaction of joint venture of $36m (2019: $36m; 2018: $36m), equity items for share-based payments of $33m (2019: $39m; 2018:$48m) and other reserves.
[2]	Included in accumulated losses are retained earnings totalling $391m (2019: $378m; 2018: $283m) arising at the equity accounted investments and certain subsidiaries which may not be remitted without third party consent.
[3]	Foreign currency translation reserve includes a loss of $101m relating to the sale of the South African operations that will not re-cycle through the Income statement. Of the remaining balance, a loss of $1,295m relates to further balances that will not re-cycle through the Income statement on disposal of the non-foreign operations, and a gain of $9m relating to the foreign operations that will re-cycle through the Income statement on disposal, (refer to note 1).